COMMITMENTS - Forward Purchase Agreement (Details) - USD ($)		12 Months Ended
	Jun. 05, 2020	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Number of shares per warrant		1
Exercise price of warrant		$ 11.50
Class A ordinary shares
Commitments And Contingencies [Line Items]
Aggregate purchase price		$ 517,500,000	$ 517,500,000
Cannae Holdings Inc | Warrants
Commitments And Contingencies [Line Items]
Warrants to be purchased pursuant to agreements	2,500,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50
Cannae Holdings Inc | Class A ordinary shares
Commitments And Contingencies [Line Items]
Shares to be purchased pursuant to agreements	7,500,000
Aggregate purchase price	$ 75,000,000	$ 200,000,000
Share price per share	$ 10.00
Percentage of issued and outstanding shares held by initial stockholders	20.00%